Borrowings (Details Narrative) $ in Thousands		1 Months Ended		6 Months Ended
	Nov. 14, 2025 USD ($)	Dec. 31, 2026 USD ($)	Nov. 30, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Nov. 14, 2025 CNY (¥)	Sep. 30, 2025 USD ($)
Debt Instrument [Line Items]
Interest expenses				$ 298	$ 266
Debt, weighted average interest rate				6.10%			6.02%
Borrowings				$ 9,093			$ 9,021
Repayments of Short-Term Debt				7,033	$ 5,717
Bank annual interest rate	2.45%
Bank Loan Obligations [Member]
Debt Instrument [Line Items]
Bank loan	$ 276					¥ 2,000
Bank of China [Member]
Debt Instrument [Line Items]
Borrowings			$ 3,100
Beijing Zhongguancun Bank Co Ltd [Member]
Debt Instrument [Line Items]
Borrowings				5,839			5,658
Repayments of Short-Term Debt			$ 300
Beijing Zhongguancun Bank Co Ltd [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayments of Short-Term Debt		$ 800
Changsha Rural Commercial Bank Co Ltd [Member]
Debt Instrument [Line Items]
Borrowings				219			380
Beijing Capital Co Ltd [Member]
Debt Instrument [Line Items]
Borrowings				1,123			551
Beijing Guohua Culture And Technology Financing Guarantee Co Ltd [Member]
Debt Instrument [Line Items]
Borrowings				$ 580			$ 702
Beijing Qichuang Zhongteng Investment Management Center Limited Partnership [Member]
Debt Instrument [Line Items]
Ownership percentage				8.00%
Beijing Capital Co Ltd [Member]
Debt Instrument [Line Items]
Ownership percentage				80.00%			80.00%
Minimum [Member]
Debt Instrument [Line Items]
Debt interest rate				2.35%
Maximum [Member]
Debt Instrument [Line Items]
Debt interest rate				8.00%